Submission	Aug. 06, 2026
Submission [Line Items]
Central Index Key	0001920791
Registrant Name	VICI Properties L.P.
Registration File Number	333-286854-01
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES